PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of property and equipment, including right-of-use assets
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2024	1,688	61	102	226	821	2,898

Additions *	82	3	29	572	181	867
Disposals	(11)	—	(5)	—	(12)	(28)
Depreciation charge for the year	(335)	(8)	(31)	—	(155)	(529)
Divestment and reclassification as held for sale	(44)	—	(9)	(21)	(7)	(81)
Impairment	(3)	—	—	(2)	(1)	(6)
Impairment reversal	1	—	—	1	1	3
Transfers	433	22	26	(493)	(10)	(22)
Modifications of right-of-use assets *	—	—	—	—	103	103
Translation adjustment	(97)	(6)	(10)	(16)	(60)	(189)

As of December 31, 2024	1,714	72	102	267	861	3,016

Additions	68	5	41	655	540	1,309
Disposals	(5)	—	—	(2)	(28)	(35)
Depreciation charge for the year	(340)	(9)	(36)	—	(193)	(578)
Divestment and reclassification as held for sale **	(60)	—	(1)	(7)	(29)	(97)
Impairment	(8)	—	—	(3)	(1)	(12)
Impairment reversal	—	—	—	2	1	3
Transfers	550	41	32	(625)	(1)	(3)
Modifications of right-of-use assets	—	—	—	—	127	127
Translation adjustment	6	3	4	7	7	27

As of December 31, 2025	1,925	112	142	294	1,284	3,757
Cost	4,741	210	422	304	1,852	7,529
Accumulated depreciation and impairment	(2,816)	(98)	(280)	(10)	(568)	(3,772)

* Certain prior period comparatives have been represented to conform with the current year presentation.
** This relates to the sale of Kyrgyzstan and Deodar as explained in Note 11—Significant transactions and Note 12—Held for sale and discontinued operations.

Schedule of movements in net book value of right-of-use assets
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2024	747	61	13	821

Additions *	149	22	10	181
Disposals	(8)	(4)	—	(12)
Depreciation charge for the year	(133)	(17)	(5)	(155)
Divestment and reclassification as held for sale	(4)	(3)	—	(7)
Impairment	(1)	—	—	(1)
Impairment reversal	1	—	—	1
Transfers	(9)	(1)	—	(10)
Modifications and reassessments *	87	16	—	103
Translation adjustment	(53)	(6)	(1)	(60)

As of December 31, 2024	776	68	17	861

Additions	504	28	8	540
Disposals	(23)	(4)	(1)	(28)
Depreciation charge for the year	(167)	(20)	(6)	(193)
Divestment and reclassification as held for sale	(29)	—	—	(29)
Impairment	(1)	—	—	(1)
Impairment reversal	1	—	—	1
Modifications and reassessments	116	11	—	127
Translation adjustment	5	2	—	7

As of December 31, 2025	1,181	85	18	1,284
Cost	1,687	136	29	1,852
Accumulated depreciation and impairment	(506)	(51)	(11)	(568)

* Certain prior period comparatives have been represented to conform with the current year presentation.

Schedule of capital commitments for the future purchase of equipment
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2025	2024

Less than 1 year	106	178
Between 1 and 5 years	24	—

Total commitments	130	178
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2025	2024

Less than 1 year	19	15
Between 1 and 5 years	7	—

Total commitments	26	15

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3—30 years
Buildings and constructions	10—50 years
Office and other equipment	2—10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3—20 years
Software	3—10 years
Brands and trademarks	3—15 years
Customer relationships	10—21 years
Other intangible assets	4—10 years